Employee benefits and KMP disclosures (Tables)	12 Months Ended
Jun. 30, 2025
Employee benefits and KMP disclosures [Abstract]
Employee benefits expense
7.1.	Employee benefits expensed

	2025	2024	2023
	$’000	$’000	$’000
Non-Executive Director fees	410	410	401
Executive Director fees[2]	313	311	516
Employee benefits expense	2,485	2,990	3,674
Share-based payments	3,164	1,633	1,376
Total employee benefit expense	6,372	5,344	5,967

Key Management Personnel
Key management personnel (KMP) comprised the following:

	2025	2024	2023
	$’000	$’000	$’000
Salary and Short-term incentive	3,015	3,734	3,709
Post-employment benefits	75	121	101
Share-based payments	3,539	1,884	1,501
Total payments to KMP	6,629	5,739	5,311